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THIS FILING REFLECTS INFORMATION REPORTED ON THE FORM 13F FILED ON AUGUST 14,
2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON OCTOBER 9, 2002.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------

   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.*

Institutional Investment Manager Filing this Report:

   Name:         Scepter Holdings, Inc.
                 ----------------------------------------
   Address:      800 Brazos, Suite 1100, Austin, TX 78701
                 ----------------------------------------

Form 13F File Number: 28-10108
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Holloway
         -------------------------------
Title:   Authorized Signatory
         -------------------------------
Phone:   972-237-2922
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William Holloway           Fort Worth, TX     October 18, 2002
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 2
                                        --------------------

Form 13F Information Table Entry Total:           11
                                        --------------------

Form 13F Information Table Value Total:      191,751
                                        --------------------
                                            (thousands)

* This filing amends the Form 13F of Scepter Holdings, Inc. ("Scepter") for the quarter ended June 30, 2002, as filed with the Commission on August 14, 2002, by adding Geoffrey Raynor as an institutional investment manager on whose behalf Scepter is reporting and as an "Other Manager" with respect to the securities holdings listed on the Information Table in that report.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1            28-10109                  Amalgamated Gadget, L.P.
    ------       -----------------         ---------------------------------
    2                                      Geoffrey Raynor
    ------       -----------------         ---------------------------------

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                      FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
-------------------------   ---------------- --------- -------- ----------------------- ------------ ---------- -------------------
                                                                 SHARES OR
                                               CUSIP    VALUE    PRINCIPAL  SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    NUMBER  (x$1000)    AMOUNT   PRN   CALL   DISCRETION   MANAGERS   SOLE  SHARED  NONE
-------------------------   ---------------- --------- -------- ----------- ----- ----- ------------ ----------  ----- ------- ----
AMERITRADE HLDG CORP        NOTE 5.750% 8/0  03072HAB5   3,833    4,860,000  PRN           DEFINED       1, 2     X
COX COMMUNICATION INC NEW   NOTE .4269% 4/1  224044AX5  63,401  159,500,000  PRN           DEFINED       1, 2     X
FOUR SEASONS HOTEL INC      NOTE 9/2         35100EAD6  26,648   85,000,000  PRN           DEFINED       1, 2     X
GENESCO INC                 NOTE 5.500% 4/1  371532AL6  21,084   17,625,000  PRN           DEFINED       1, 2     X
INTERPUBLIC GROUP COS INC   NOTE 1.80% 9/1   460690AF7  21,600   24,000,000  PRN           DEFINED       1, 2     X
LEVEL 3 COMMUNICATIONS INC  NOTE 6.000% 9/1  52729NAG5   6,240   24,000,000  PRN           DEFINED       1, 2     X
LEVEL 3 COMMUNICATIONS INC  NOTE 6.00% 3/1   52729NAS9   6,000   24,000,000  PRN           DEFINED       1, 2     X
ONI SYSTEMS CORP            NOTE 5.000%10/1  68273FAA1  19,418   27,350,000  PRN           DEFINED       1, 2     X
PERSONNEL GROUP AMER INC    NOTE 5.750% 7/0  715338AE9   4,523   10,053,000  PRN           DEFINED       1, 2     X
TRIQUINT SEMICONDUCTOR INC  NOTE 4.000% 3/0  89674KAB9  12,802   16,900,000  PRN           DEFINED       1, 2     X
VIROPHARMA INC              NOTE 6.000% 3/0  928241AC2   6,202   17,050,000  PRN           DEFINED       1, 2     X
